EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT	12 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT
18.	EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT

Basic net income attributable to Wacoal Holdings Corp. per share has been computed by dividing net income attributable to Wacoal Holdings Corp. by the weighted-average number of common stock outstanding during each year. Diluted net income attributable to Wacoal Holdings Corp. per share assumes the dilution that could occur if share-based option to issue common stock were exercised.

The computation of earnings per American Depositary Receipt (ADR), each ADR representing 5 shares of common stock, is based on the weighted-average number of common stock outstanding. The weighted-average number of common stock outstanding used in the computations of basic net income attributable to Wacoal Holdings Corp. per share was 140,848,576 shares for 2012, 141,145,190 shares for 2011 and 141,353,141 shares for 2010. The weighted-average number of diluted common stock outstanding used in the computations of diluted net income attributable to Wacoal Holdings Corp. per share was 141,013,083 shares, 141,260,186 shares and 141,423,315 shares for 2012, 2011 and 2010, respectively.